Related Party Transactions (Narrative) (Details) card in Millions, $ in Millions		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017 USD ($) card	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Banco Bradesco [Member]
Related Party Transaction
Ownership percentage in joint venture		51.00%
Notes payout period		10 years
Triggered payments		$ 6	$ 6
Noncontrolling interest value		$ 102
Number of cards processed | card		73
Banco Bradesco [Member] | Contract-Based Intangible Assets [Member]
Related Party Transaction
Unamortized contract intangible asset		$ 67
One-time Dividend Payment [Member] | Banco Bradesco [Member]
Related Party Transaction
One time dividend payment		23	20
Capco Consulting Business [Member]
Related Party Transaction
Ownership percentage	40.00%
Banco Bradesco [Member]
Related Party Transaction
Total related party revenues		329	272	$ 237
Banco Bradesco [Member] | Unfavorable Currency Impact [Member]
Related Party Transaction
Total related party revenues		$ 24	$ 12
Capco Consulting Business [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Related Party Transaction
Ownership percentage by non-controlling interest	60.00%